Organization and Business Background (Details)	8 Months Ended
Dec. 31, 2012
Allied Sun Corporation Limited [Member]
Date of incorporation/ establishment	Aug. 20, 2008
Place of incorporation/ registration and operation	Hong Kong
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Trading and investment holding
Broadway Industrial Holdings Limited [Member]
Date of incorporation/ establishment	Mar. 22, 2006
Place of incorporation/ registration and operation	Hong Kong
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Trading and investment holding
Broadway Industries (Thailand) Co Ltd [Member]
Date of incorporation/ establishment	Aug. 02, 2011
Place of incorporation/ registration and operation	Thailand
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Trading
Broadway Manufacturing Company Limited [Member]
Date of incorporation/ establishment	Aug. 17, 2005
Place of incorporation/ registration and operation	BVI
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Property investment
Broadway Precision (Shenzhen) Co Ltd [Member]
Date of incorporation/ establishment	Aug. 03, 2012
Place of incorporation/ registration and operation	PRC
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Manufacturing of plastic parts and utensils
Broadway Precision (Thailand) Co Ltd [Member]
Date of incorporation/ establishment	May 10, 2012
Place of incorporation/ registration and operation	Thailand
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Manufacturing of plastic parts
Broadway Precision Co Limited (Previously Named, Sun Luck Trading Limited) [Member]
Date of incorporation/ establishment	Mar. 18, 2010
Place of incorporation/ registration and operation	Hong Kong
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Management services provider
Broadway Precision Industrial (Kunshan) Ltd [Member]
Date of incorporation/ establishment	Aug. 26, 2008
Place of incorporation/ registration and operation	PRC
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Manufacturing of plastic parts of electronic appliances
Broadway Precision Technology Limited [Member]
Date of incorporation/ establishment	Apr. 28, 2011
Place of incorporation/ registration and operation	Hong Kong
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Dormant
Broadway Precision Technology Limited (Previously Named Pan Sino International Limited) [Member]
Date of incorporation/ establishment	Feb. 08, 2011
Place of incorporation/ registration and operation	BVI
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Trading and investment holding.
Dongguan Sun Chuen Plastic Products Co Ltd [Member]
Date of incorporation/ establishment	Dec. 08, 2004
Place of incorporation/ registration and operation	PRC
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Manufacturing of plastic parts of electronic appliances
Heyuan Sun Line Industrial Ltd (Heyuan Sun Line) [Member]
Date of incorporation/ establishment	Feb. 20, 2004
Place of incorporation/ registration and operation	PRC
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Manufacturing of plastic parts of electronic appliances
Plastec International Holdings Limited [Member]
Date of incorporation/ establishment	Feb. 18, 2004
Place of incorporation/ registration and operation	BVI
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding
Source Wealth Limited [Member]
Date of incorporation/ establishment	Mar. 18, 2010
Place of incorporation/ registration and operation	Hong Kong
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding
Sun Line Industrial Limited [Member]
Date of incorporation/ establishment	Apr. 27, 1993
Place of incorporation/ registration and operation	Hong Kong
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Manufacturing of plastic products and provision of silk printing service
Broadway (Macao Commercial Offshore) Company Limited (Previously Named Sun Line (Macao Commercial Offshore) Company Limited) [Member]
Date of incorporation/ establishment	Aug. 13, 2004
Place of incorporation/ registration and operation	Macau
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Trading of plastic products
Sun Line Precision Industrial (Zhuhai) Ltd [Member]
Date of incorporation/ establishment	Oct. 10, 2008
Place of incorporation/ registration and operation	PRC
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Manufacturing of plastic parts of electronic appliances
Sun Line Precision Ltd (Previously Named, Fast Achieve Enterprises Ltd) [Member]
Date of incorporation/ establishment	Mar. 10, 2004
Place of incorporation/ registration and operation	BVI
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Trading and investment holding
Sun Ngai Spraying and Silk Print Co Ltd [Member]
Date of incorporation/ establishment	Jul. 25, 1995
Place of incorporation/ registration and operation	BVI
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Dormant
Sun Ngai Spraying and Silk Print (Hk) Co Limited [Member]
Date of incorporation/ establishment	Mar. 22, 2006
Place of incorporation/ registration and operation	Hong Kong
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Dormant
Sun Terrace Industries Limited [Member]
Date of incorporation/ establishment	Mar. 02, 2004
Place of incorporation/ registration and operation	BVI
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding